UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21326

Cohen & Steers REIT and Preferred Income Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

John E. McLean 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2006

Item 1. Schedule of Investments
March 31, 2006 (Unaudited)

		Number of Shares	Value

COMMON STOCK	81.6%
DIVERSIFIED	8.0%
Colonial Properties Trust		540,000	$27,070,200
Crescent Real Estate Equities Co.		562,400	11,849,768
Entertainment Properties Trust		196,700	8,257,466
iStar Financial		990,000	37,897,200
Spirit Finance Corp.		812,700	9,914,940
Vornado Realty Trust		239,100	22,953,600
			117,943,174
HEALTH CARE	13.0%
Health Care Property Investors(a)		2,355,200	66,887,680
Health Care REIT		1,745,600	66,507,360
Healthcare Realty Trust		173,000	6,466,740
Medical Properties Trust		314,500	3,396,600
Nationwide Health Properties		1,362,200	29,287,300
Senior Housing Properties Trust		518,700	9,388,470
Ventas		335,000	11,115,300
			193,049,450
HOTEL	3.7%
Ashford Hospitality Trust		405,300	5,025,720
DiamondRock Hospitality Co.		612,900	8,464,149
Hospitality Properties Trust		597,400	26,088,458
Strategic Hotels & Resorts		671,500	15,632,520
			55,210,847
INDUSTRIAL	3.1%
First Industrial Realty Trust		1,073,900	45,844,791
MORTGAGE	2.2%
Gramercy Capital Corp.		200,000	4,986,000
Newcastle Investment Corp.		1,135,074	27,150,970
			32,136,970
OFFICE	18.8%
American Financial Realty Trust		907,600	10,573,540
Brandywine Realty Trust		787,800	25,020,528
Equity Office Properties Trust		2,645,700	88,842,606
Highwoods Properties		910,200	30,701,046
HRPT Properties Trust		947,200	11,120,128
Mack-Cali Realty Corp.		1,273,400	61,123,200
Maguire Properties		1,286,100	46,942,650
Reckson Associates Realty Corp.		87,500	4,009,250
			278,332,948

OFFICE/INDUSTRIAL	5.8%
Duke Realty Corp.		613,500	$23,282,325
Liberty Property Trust		1,143,300	53,918,028
Mission West Properties		778,800	9,150,900
			86,351,253
RESIDENTIAL - APARTMENT	12.2%
American Campus Communities		275,500	7,138,205
Apartment Investment & Management Co.		374,000	17,540,600
Archstone-Smith Trust		1,052,067	51,309,308
Camden Property Trust		581,800	41,918,690
Education Realty Trust		399,300	6,109,290
GMH Communities Trust		604,200	7,032,888
Home Properties		461,323	23,573,605
Mid-America Apartment Communities		349,000	19,107,750
United Dominion Realty Trust		252,300	7,200,642
			180,930,978
SELF STORAGE	1.5%
Extra Space Storage		94,500	1,624,455
Sovran Self Storage		222,200	12,265,440
U-Store-It Trust		402,600	8,112,390
			22,002,285
SHOPPING CENTER	13.3%
COMMUNITY CENTER	8.2%
Cedar Shopping Centers		577,300	9,144,432
Heritage Property Investment Trust		1,711,700	67,766,203
Inland Real Estate Corp.		395,700	6,453,867
New Plan Excel Realty Trust		1,029,800	26,713,012
Ramco-Gershenson Properties Trust		390,000	11,805,300
			121,882,814
REGIONAL MALL	5.1%
Glimcher Realty Trust		1,834,600	52,102,640
Macerich Co.		215,200	15,914,040
Mills Corp.		266,400	7,459,200
			75,475,880
TOTAL SHOPPING CENTER			197,358,694
TOTAL COMMON STOCK (Identified cost—$883,681,116)			1,209,161,390
PREFERRED SECURITIES - $25 PAR VALUE	28.3%
AUTOMOTIVE	0.1%
DaimlerChrysler, 7.25%, due 8/1/97 (CBTCS)		44,808	1,082,561
DaimlerChrysler, 7.50%, due 8/1/97 (CBTCS)		50,500	1,232,200
			2,314,761

BANK	2.4%
Cobank ACB, 7.00%, 144A(b)		200,000	$10,250,000
Colonial Capital Trust IV, 7.875%, due 10/1/33		390,000	10,023,000
Countrywide Capital IV, 6.75%, due 4/1/33		90,200	2,264,020
First Republic Bank, 6.70%, Series A		217,100	5,514,340
Fleet Capital Trust VIII, 7.20%, due 3/15/32		87,900	2,222,112
HSBC USA, Series F		46,000	1,184,500
Old Second Bancorp Capital Trust I, 7.80%, due 6/30/33		45,971	479,018
U.S. Bancorp, Series B		160,000	4,048,000
			35,984,990
BANK - FOREIGN	1.0%
Abbey National PLC, 7.375%, Series C		493,264	12,632,491
Northern Rock PLC, 8.00%, Series A		48,487	1,217,848
Royal Bank of Scotland Group PLC, 7.25%, Series H		55,600	1,413,352
			15,263,691
ELECTRIC - INTEGRATED	2.2%
Aquila, 7.875%, due 3/1/32		85,900	2,149,218
DTE Energy Trust I, 7.80%, due 2/1/32, Series A		39,800	1,013,706
DTE Energy Trust II, 7.50%, due 6/1/44		76,800	1,995,264
Energy East Capital Trust I, 8.25%, due 7/31/31		61,000	1,553,670
Entergy Arkansas, 6.45%		75,000	1,878,750
Entergy Mississippi, 6.25%		120,000	2,910,000
FPC Capital I, 7.10%, due 5/13/39, Series A (QUIPS)		184,700	4,641,511
Northern States Power Co., 8.00%, due 7/1/42, (PINES)		41,700	1,069,605
NVP Capital I, 8.20%, Series A (QUIPS)		75,000	1,878,000
NVP Capital III, 7.75%, Series B		118,200	2,972,730
PSEG Funding Trust II, 8.75%, due 12/31/32		199,900	5,267,365
Puget Sound Energy Capital Trust II, 8.40%, due 6/30/41 (TOPrS)		70,800	1,777,788
Sierra Pacific Power Co., 7.80%, Series 1		40,000	990,000
Virginia Power Capital Trust II, 7.375%, due 7/30/42 (TruPS)		79,761	2,043,477
			32,141,084
FINANCE	1.3%
CIT Group, 6.35%, Series A		160,000	4,048,000
MBNA Capital, 8.125%, Series D (TruPS)		154,100	4,005,059
MBNA Capital, 8.10%, due 2/15/33, Series E (TOPrS)		166,300	4,428,569
Merrill Lynch & Co., Series 1 (FRN)		100,000	2,555,000
Morgan Stanley Capital Trust VI, 6.60%, due 2/1/46		160,000	4,016,000
			19,052,628
GAS - DISTRIBUTION	3.1%
Dominion CNG Capital Trust I, 7.80%, due 10/31/41		78,700	2,003,702
Laclede Capital Trust I, 7.70%, due 12/1/32 (TOPrS)		56,300	1,444,095
Southern Union Co., 7.55%, Series A(c)		1,040,000	27,123,200
Southwest Gas Capital Trust II, 7.70%, due 9/15/43		600,000	15,540,000
			46,110,997

INSURANCE	5.7%
LIFE/HEALTH INSURANCE	0.7%
AmerUs Group Co., 7.25%, Series A		160,000	$4,137,600
Principal Financial Group, 6.518%, Series B		200,000	5,410,000
			9,547,600
LIFE/HEALTH INSURANCE - FOREIGN	0.3%
Prudential PLC, 6.50%, Series A		191,000	4,841,850
MULTI - LINE	1.9%
ING Groep NV, 7.05%		138,600	3,520,440
ING Groep NV, 7.20%		165,700	4,250,205
MetLife, 6.50%, Series B		800,000	20,464,000
			28,234,645
PROPERTY CASUALTY	1.8%
ACE Ltd., 7.80%, Series C		389,300	10,199,660
Berkley W R Capital Trust II, 6.75%, due 7/26/45		530,000	13,462,000
XL Capital Ltd., 7.625%, Series B		84,262	2,161,320
			25,822,980
PROPERTY CASUALTY - FOREIGN	0.3%
Arch Capital Group Ltd., 8.00%		177,200	4,540,750
REINSURANCE	0.3%
Everest Re Capital Trust, 7.85%, due 11/15/32		58,800	1,509,396
Everest Re Capital Trust II, 6.20%, due 3/29/34, Series B		135,100	3,046,505
			4,555,901
REINSURANCE - FOREIGN	0.4%
PartnerRe Ltd., 6.75%, Series C		206,500	5,164,565
PartnerRe Ltd., 6.50%, Series D		54,000	1,293,300
			6,457,865
TOTAL INSURANCE			84,001,591
MEDIA - DIVERSIFIED SERVICES	1.1%
AOL Time Warner, 7.625%, due 5/1/32, Series A-1 (CABCO)		133,200	3,463,200
CBS Corp., 7.25%, due 6/30/51		252,600	6,340,260
Liberty Media Corp., 8.75%, due 2/1/30 (CBTCS)		153,600	3,849,216
Liberty Media Corp., 8.75%, due 2/1/30 (PPLUS)		95,345	2,388,392
			16,041,068
OIL - EXPLORATION AND PRODUCTION	1.1%
Nexen, 7.35%, due 11/1/43, Series B		608,660	16,099,057
REAL ESTATE	8.4%
DIVERSIFIED	1.5%
Digital Realty Trust, 8.50%, Series A		29,000	733,990
Digital Realty Trust, 7.875%, Series B		46,900	1,164,293
Duke Realty Corp., 6.95%, Series M		150,000	3,870,000
iStar Financial, 7.875%, Series E		400,000	10,080,000
iStar Financial, 7.80%, Series F		183,600	4,656,096
iStar Financial, 7.65%, Series G		80,000	2,010,400
			22,514,779
HEALTH CARE	0.6%
Health Care REIT, 7.875%, Series D		115,000	2,945,150
Health Care REIT, 7.625%, Series F		21,400	545,700
Omega Healthcare Investors, 8.375%, Series D		200,000	5,199,000
			8,689,850

HOTEL	0.4%
Eagle Hospitality Trust, 8.25%, Series A		50,000	$1,255,750
Innkeepers USA Trust, 8.00%, Series C		93,500	2,317,865
Strategic Hotels & Resorts, 8.25%, Series B		85,000	2,137,750
			5,711,365
INDUSTRIAL	0.3%
First Industrial Realty Trust, 7.25%, Series J		150,000	3,892,500
OFFICE	1.7%
Cousins Properties, 7.75%, Series A		457,500	11,684,550
Kilroy Realty Corp., 7.80%, Series E		100,000	2,555,000
Maguire Properties, 7.625%, Series A		248,900	6,249,879
SL Green Realty Corp., 7.625%, Series C		100,000	2,496,000
SL Green Realty Corp., 7.875%, Series D		60,000	1,516,200
			24,501,629
OFFICE/INDUSTRIAL	0.2%
PS Business Parks, 7.00%, Series H		100,000	2,470,000
PS Business Parks, 7.20%, Series M		25,000	620,000
			3,090,000
RESIDENTIAL - APARTMENT	1.8%
Apartment Investment & Management Co., 8.00%, Series T		93,700	2,365,925
Apartment Investment & Management Co., 8.00%, Series V		101,000	2,555,300
Apartment Investment & Management Co., 7.875%, Series Y		110,000	2,758,800
Associated Estates Realty Corp., 8.70%, Series B		30,800	785,400
Hovnanian Enterprises, 7.625%, Series A		140,500	3,350,925
Mid-America Apartment Communities, 8.30%, Series H		604,500	15,293,850
			27,110,200
SELF STORAGE	0.2%
Public Storage, 7.00%, Series G		129,500	3,259,515
SHOPPING CENTER	1.7%
COMMUNITY CENTER	0.2%
Developers Diversified Realty Corp., 8.00%, Series G		38,700	993,429
Developers Diversified Realty Corp., 7.50%, Series I		47,800	1,204,082
Saul Centers, 8.00%, Series A		69,400	1,825,220
			4,022,731
REGIONAL MALL	1.5%
CBL & Associates Properties, 7.75%, Series C		69,000	1,760,190
CBL & Associates Properties, 7.375%, Series D		98,000	2,489,200
Glimcher Realty Trust, 8.75%, Series F		277,800	7,083,900
Glimcher Realty Trust, 8.125%, Series G		240,000	6,072,000
Mills Corp., 8.75%, Series E		197,600	4,455,880
			21,861,170
TOTAL SHOPPING CENTER			25,883,901
TOTAL REAL ESTATE			124,653,739

TELECOMMUNICATION SERVICES	1.9%
AT & T (SBC Communications), 7.00%, due 6/1/41 (PINES)		299,200	$7,518,896
Telephone & Data Systems, 6.625%, due 3/31/45		233,452	5,812,955
Telephone & Data Systems, 7.60%, due 12/1/41, Series A		207,700	5,192,500
United States Cellular Corp., 7.50%, due 6/15/34		202,400	5,134,888
Verizon New England, 7.00%, due 5/15/42, Series B		37,700	961,350
Verizon South, 7.00%, due 4/30/41, Series F		127,600	3,220,624
			27,841,213
TOTAL PREFERRED SECURITIES - $25 PAR VALUE (Identified cost—$416,247,286)			419,504,819
PREFERRED SECURITIES - CAPITAL TRUST	35.6%
AUTO - FOREIGN	0.5%
Porsche International Finance PLC, 7.20%, due 02/28/49		8,000,000	7,794,152
BANK	5.2%
AgFirst Farm Credit Bank, 7.30%, due 10/14/49, 144A(b)		29,100,000	28,114,296
Astoria Capital Trust I, 9.75%, due 11/1/29, Series B		11,500,000	13,277,302
First Tennessee Bank, 144A(b)		4,000	4,020,000
Great Western Financial Trust II, 8.206%, due 2/1/27, Series A		2,232,000	2,361,949
Roslyn Preferred Trust I, 4.78%, due 4/1/32, (FRN), 144A(b)		7,500,000	7,537,500
Roslyn Real Estate Asset Corp., 4.813%, due 9/30/08, Series D (FRN)		100	10,025,000
Sky Financial Capital Trust I, 9.75%, due 5/1/30, Series B		3,000,000	3,427,185
Webster Capital Trust I, 9.36%, due 1/29/27, 144A(b)		7,400,000	7,914,744
			76,677,976
BANK - FOREIGN	8.9%
BNP Paribas Capital Trust V, 7.20%		15,550,000	15,709,201
CA Preferred Funding Trust, 7.00% (Eurobond)		25,200,000	25,389,302
CA Preferred Funding Trust II, 7.00% (Eurobond)		2,000,000	2,013,784
HBOS Capital Funding LP, 6.85%		28,000,000	28,084,980
HSBC Capital Funding LP, 10.176%, 144A(b)		9,680,000	14,042,631
Lloyds TSB Bank PLC, 6.90%		4,000,000	4,011,228
RBS Capital Trust B, 6.80%		22,700,000	22,737,886
Shinsei Finance II, 7.16%, 144A(b)		2,000,000	2,000,000
Washington Mutual Preferred Funding Cayman, 7.25% A-1, 144A(b)		18,000,000	17,639,676
			131,628,688
ELECTRIC - INTEGRATED	2.9%
Dominion Resources Capital Trust III, 8.40%, due 1/15/31		21,732,000	24,785,911
DPL Capital Trust II, 8.125%, due 9/1/31		3,000,000	3,465,000
Entergy Arkansas, 7.40%		12,099	1,246,197
Entergy Louisiana LLC, 6.95%, 144A(b)		40,000	4,027,500
Southern California Edison Co., 6.125%, due 9/30/10, Series B		92,500	9,157,500
			42,682,108

FINANCE	4.3%
DIVERSIFIED FINANCIAL SERVICES	2.1%
Old Mutual Capital Funding, 8.00% (Eurobond)		29,950,000	$31,238,090
INVESTMENT BANKER/BROKER	1.3%
JPM Capital Trust I, 7.54%, due 1/15/27		1,925,000	2,018,218
NBP Capital Trust III, 7.375%, due 10/29/49		16,900,000	17,270,735
			19,288,953
MORTGAGE LOAN/BROKER	0.9%
Countrywide Capital III, 8.05%, due 6/15/27, Series B (SKIS)		11,285,000	12,928,593
TOTAL FINANCE			63,455,636
FOOD	1.5%
Dairy Farmers of America, 7.875%, 144A(b),(d)		135,000	13,324,162
Gruma S.A., 7.75%, 144A(b)		9,000,000	9,135,000
			22,459,162
INSURANCE	6.7%
LIFE/HEALTH INSURANCE	1.3%
AmerUS Capital I, 8.85%, due 2/1/27, Series A		2,000,000	2,112,000
Liberty Mutual Insurance, 7.697%, due 10/15/97, 144A(b),(d)		15,230,000	15,681,204
Provident Financing Trust I, 7.405%, due 3/15/38		2,000,000	1,879,150
			19,672,354
LIFE/HEALTH INSURANCE - FOREIGN	0.1%
Prudential PLC, 6.50%		2,000,000	1,993,322
MULTI - LINE	4.5%
AFC Capital Trust I, 8.207%, due 2/3/27, Series B		13,750,000	14,312,966
AXA, 7.10%, due 5/29/49 (Eurobond)		26,500,000	26,750,425
GenAmerica Capital I, 8.525%, due 6/30/27, 144A(b)		9,000,000	9,638,901
USF&G Capital, 8.312%, due 7/1/46, 144A(b)		3,845,000	4,388,383
Zurich Capital Trust I, 8.376%, due 6/1/37, 144A(b)		10,212,000	10,927,361
			66,018,036
PROPERTY CASUALTY	0.4%
Oil Casualty Insurance, 8.00%, due 09/15/34 , 144A(b)		5,500,000	5,386,761
REINSURANCE	0.1%
Reinsurance Group of America, 6.75%, due 12/15/65, Series A		2,000,000	1,900,692
REINSURANCE - FOREIGN	0.3%
Axis Capital Holdings Ltd., 7.25%, Series A		40,000	976,400
Axis Capital Holdings Ltd., 7.50%, Series B		30,000	3,029,745
			4,006,145
TOTAL INSURANCE			98,977,310
MEDICAL - HOSPITALS	1.0%
Columbia/HCA, 7.50%, due 11/15/95		16,534,000	14,581,649
OIL - EXPLORATION AND PRODUCTION	0.8%
Pemex Project Funding Master Trust, 7.75%		11,000,000	11,232,650
PIPELINES	1.6%
K N Capital Trust I, 8.56%, due 4/15/27, Series B (TruPS)		9,513,000	10,097,460
K N Capital Trust III, 7.63%, due 4/15/28, (TruPS)		13,330,000	14,254,742
			24,352,202

REAL ESTATE	0.3%
BF Saul REIT, 7.50%, due 3/1/14		5,000,000	$5,150,000
RETAIL	0.3%
JC Penney Co., 7.625%, due 3/1/97		5,000,000	5,072,735
TELECOMMUNICATION SERVICES	1.3%
Centaur Funding Corp., 9.08%, due 4/21/20, 144A(b)		15,954	19,111,127
TRANSPORT - RAIL	0.3%
BNSF Funding Trust I, 6.613%, due 12/15/55		5,000,000	4,918,680
TOTAL PREFERRED SECURITIES - CAPITAL TRUST (Identified cost—$529,594,126)			528,094,075

		Principal Amount

CORPORATE BOND	1.3%
BANK - FOREIGN	0.1%
Caisse Nationale des Caisses d’Epargne et de Prevoyance, 6.75%, due 01/27/49		$2,000,000	1,964,072
CELLULAR TELECOMMUNICATIONS	0.1%
Rogers Wireless Communications, 8.00%, due 12/15/12, 144A(b)		1,000,000	1,066,250
MEDIA	0.7%
Cablevision Systems Corp., 8.00%, due 04/15/12		6,500,000	6,370,000
Rogers Cable, 8.75%, due 05/01/32		3,000,000	3,570,000
			9,940,000
TELEPHONE - INTEGRATED	0.4%
Citizens Communications Co., 9.00%, due 08/15/31		5,500,000	5,905,625
TOTAL CORPORATE BOND (Identified cost—$18,180,633)			18,875,947

COMMERCIAL PAPER	0.8%
New Center Asset Trust, 3.69%, due 4/3/06 (Identified cost—$12,371,463)		$12,374,000	12,371,463

TOTAL INVESTMENTS (Identified cost—-$1,860,074,624)	147.6%		2,188,007,694

OTHER ASSETS IN EXCESS OF LIABILITIES	1.4%		20,998,215

LIQUIDATION VALUE OF PREFERRED SHARES	(49.0)%		(726,000,000)

NET ASSETS APPLICABLE TO COMMON SHARES (Equivalent to $30.73 per share based on 48,251,666 shares of capital stock outstanding)	100.0%		$1,483,005,909

Glossary of Portfolio Abbreviations

CABCO	Corporate Asset Backed Corporation
CBTCS	Corporate Backed Trust Certificates
FRN	Floating Rate Note
PINES	Public Income Notes
PPLUS	Preffered Plus Trust
QUIPS	Quarterly Income Preferred Securities
REIT	Real Estate Investment Trust
SKIS	Subordinated Capital Income Securities
TOPrS	Trust Originated Preferred Securities
TruPS	Trust Preferred Securities

Note: Percentages indicated are based on the net assets applicable to common shares of the fund.

(a) 75,000 shares segregated as collateral for interest rate swap transactions.

(b) Resale is restricted to qualified institutional investors. Aggregate holdings equal 12.4% of net assets applicable to common shares.

(c) 74,000 shares segregated as collateral for interest rate swap transactions.

(d) Fair valued security. Aggregate holdings equal 1.1% on net assets applicable to common shares.

Schedule of Investments – (Continued)

March 31, 2006 (Unaudited)

Note 1. Investments in Interest Rate
Swaps

Interest Rate Swaps:

	Notional	Fixed	Floating Rate(a)		Unrealized
Counterparty	Amount	Rate	(reset monthly)	Termination Date	Appreciation
Merrill Lynch Derivative Products AG	$43,625,000	3.320%	4.793%	October 22, 2007	$1,229,385
Merrill Lynch Derivative Products AG	$58,500,000	3.207%	4.633%	October 2, 2008	2,756,715
Merrill Lynch Derivative Products AG	$20,000,000	3.410%	4.720%	January 13, 2009	922,374
Royal Bank of Canada	$58,125,000	3.398%	4.818%	August 25, 2007	1,406,500
Royal Bank of Canada	$43,250,000	3.452%	4.750%	September 16, 2008	1,722,238
UBS AG	$58,125,000	2.832%	4.818%	August 25, 2006	530,084
UBS AG	$58,125,000	3.990%	4.818%	August 25, 2009	2,143,250
UBS AG	$58,125,000	4.397%	4.818%	August 25, 2010	1,803,115
UBS AG	$58,125,000	4.595%	4.818%	August 25, 2011	1,673,693
					$14,187,354

(a) Based on LIBOR (London Interbank Offered Rate). Represents rates in effect at March 31, 2006.

Item 2. Controls and Procedures

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)           During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)           Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

By:	/s/ Adam M. Derechin

Name: Adam M. Derechin

Title: President

Date: May 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ Jay J. Chen
	Name: Adam M. Derechin		Name: Jay J. Chen
	Title: President and principal		Title: Treasurer and principal
	executive officer		financial officer

Date: May 26, 2006